SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Total	$ 22	$ 42	$ 60
Former Chairman of Board of Directors [Member]
Accounts payable
Accrued expenses			60
Total			60
Board [Member]
Accounts payable		42
Accrued expenses
Total		42
Board Member [Member]
Total	$ 22	$ 42